Other Income (Expense)	12 Months Ended
Dec. 31, 2012
Other Income (Expense)
21.	OTHER INCOME (EXPENSE)

	Year Ended December 31,
	2012	2011

Unrealized losses on long-term investments (Note 6 (d))	$(4,515)	$(2,804)
Realized gains on sale of long-term investments (Note 6)	6,125	10,628
Unrealized gains on other long-term investments (Note 7)	11,463	3,573
Realized gains on other long-term investments (Note 7 (b))	4,483	123
Write-down of carrying value of long-term investments (Note 6)	(34,605)	(9,550)

	$(17,049)	$1,970